BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions with Retated Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key officers [Member]
Disclosure of transactions between related parties [line items]
Revenues
Cost of revenues	141	104	544
Research and development expenses	1,061	1,286	1,194
Business development expenses	547	710	874
General and administrative expenses	883	1,081	1,491
Transactions	2,632	3,181	4,103
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Revenues	(2,247)	(5,058)	(10,095)
Cost of revenues	(948)	(782)	(656)
Research and development expenses
Business development expenses
General and administrative expenses
Transactions	$ (3,195)	$ (5,840)	$ (10,751)